Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
23.	Subsequent events

The Group’s management has evaluated subsequent events through the date the consolidated financial statements were issued.

On January 19, 2026, the Group incorporated Horizon Hospitality HBNB Company in Saudi Arabia as a subsidiary of Hotel101 Global for its planned hotel development in Saudi Arabia.

On January 20, 2026, HBNB signed a joint venture with definitive binding agreements for the development of Hotel101-Melbourne.

On January 30, 2026, HBNB granted 18,429 shares (“Restricted Share Units”, “RSU”) to non-employee directors in relation to the Company’s 2025 Incentive Plan. The RSUs will vest on the first anniversary from January 30, 2026, subject to the participant’s continued service as a non-employee director through such date.

On April 22, 2026, HBNB held an extraordinary general meeting of shareholders, through which its shareholders passed resolutions approving the following:

1)	the redesignation of HBNB’s authorized share capital;

2)	the increase of HBNB’s authorized share capital from $50,000 divided into 500,000,000 HBNB Ordinary Shares of par value $0.0001 each to $100,050,000 divided into:

(i)	500,000,000 HBNB Ordinary Shares of par value $0.0001 each, and

(ii)	100,000,000 preferred shares of par value $1.00 each (the “Preferred Shares”)

3)	the delegation of authority to the board of directors of HBNB, in its sole and absolute discretion, to issue one or more classes or series of Preferred Shares; and

4)	adoption of the Second Amended HBNB Articles.

Subsequent to December 31, 2025, the Group received advances from the ultimate holding company, immediate holding company and from related parties amounting to approximately US$ 16.35 million.